STOCK OPTION AND STOCK UNIT PLANS - PERFORMANCE STOCK OPTIONS (Details) CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2015 CAD item CAD / shares shares	Dec. 31, 2014 CAD CAD / shares shares	Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2007
STOCK OPTION AND STOCK UNIT PLANS
Number of long-term incentive compensation plans | item	4
2002 ISO plan
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan	60,000,000
Number of shares issued to date under the share-based compensation plan	50,000,000
2007 ISO and PBSO plans
STOCK OPTION AND STOCK UNIT PLANS
Maximum number of common shares reserved for issuance under the share-based compensation plan	71,000,000
Number of shares issued to date under the share-based compensation plan	11,000,000
Number of shares exercised to date under the share-based compensation plan	11,000,000
PSU Plan and the RSU Plan
STOCK OPTION AND STOCK UNIT PLANS
Number of common shares for each stock unit granted	1
INCENTIVE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period	4 years
Expiration term	10 years
Number
Options outstanding at beginning of year (in shares)	31,330,000
Options granted (in shares)	5,852,000
Options exercised (in shares)	(4,224,000)
Options cancelled or expired (in shares)	(170,000)
Options outstanding at end of year (in shares)	32,788,000	31,330,000
Options vested at end of year (in shares)	18,297,000
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | CAD / shares	CAD 34.97
Options granted (in Canadian dollars per share) | CAD / shares	59.14
Options exercised (in Canadian dollars per share) | CAD / shares	26.61
Options cancelled or expired (in Canadian dollars per share) | CAD / shares	44.87
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | CAD / shares	40.31	CAD 34.97
Options vested at end of year (in Canadian dollars per share) | CAD / shares	CAD 31.66
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	6 years 3 months 18 days
Options vested at end of year	4 years 9 months 18 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars) | CAD	CAD 525
Options vested at end of year (in Canadian dollars) | CAD	451
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars) | CAD	126	CAD 117
Cash received on exercise of awards (in Canadian dollars) | CAD	43	37
Total fair value of options vested (in Canadian dollars) | CAD	CAD 34	CAD 26
PERFORMANCE STOCK OPTIONS
STOCK OPTION AND STOCK UNIT PLANS
Vesting period		4 years	5 years	5 years	5 years
Number
Options outstanding at beginning of year (in shares)	4,511,000
Options exercised (in shares)	(830,000)
Options cancelled or expired (in shares)	(464,000)
Options outstanding at end of year (in shares)	3,217,000	4,511,000
Options vested at end of year (in shares)	2,307,000
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance | CAD / shares	CAD 35.97
Options exercised (in Canadian dollars per share) | CAD / shares	19.44
Options cancelled or expired (in Canadian dollars per share) | CAD / shares	39.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance | CAD / shares	39.75	CAD 35.97
Options vested at end of year (in Canadian dollars per share) | CAD / shares	CAD 39.48
Weighted Average Remaining Contractual Life (years)
Options outstanding at end of year	3 years 10 months 24 days
Options vested at end of year	3 years 8 months 12 days
Aggregate Intrinsic Value
Options outstanding at end of year (in Canadian dollars) | CAD	CAD 53
Options vested at end of year (in Canadian dollars) | CAD	39
Stock options, additional disclosures
Total intrinsic value of awards exercised (in Canadian dollars) | CAD	43	CAD 0
Cash received on exercise of awards (in Canadian dollars) | CAD	13	0
Total fair value of options vested (in Canadian dollars) | CAD	CAD 6	CAD 5